SCHEDULE OF ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Credit Loss [Abstract]
Receivables from the distribution sales		¥ 62,576	¥ 23,018
Factoring receivables		29,147	80,484
Receivables from merchants under marketplace business		6,613	4,590
Receivables from sales channels on other platforms		894	1,699
Receivables from other revenue		241	1,082
Less: allowance for credit losses		(35,159)	(16,762)
Total accounts receivable, net	$ 9,058	¥ 64,312	¥ 94,111